Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2019	2018
South Hedland prepaid transmission access and distribution costs	67	72
Deferred licence fees	9	11
Project development costs	19	47
Deferred service costs	—	12
Long-term prepaids and other assets	56	55
Loan receivable	47	37
Total other assets	198	234